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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                ________________

                                    FORM N-PX
                                ________________


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-02183

                                ________________

                         MASSMUTUAL CORPORATE INVESTORS
               (Exact name of registrant as specified in charter)
                                ________________

                                1500 Main Street
                                   Suite 1100
                              Springfield, MA 01115
               (Address of principal executive offices) (Zip code)

________________________________________________________________________________

                 Patricia J. Walsh, Vice President and Secretary
               1500 Main Street, Suite 2800, Springfield, MA 01115
________________________________________________________________________________
                     (name and address of agent for service)



               Registrant's telephone number, including area code:
                                  413-226-1000

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2008 - June 30, 2009




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
ITEM 1. PROXY VOTING RECORD.

CHASE PACKAGING CORP. TEX

Ticker:    CPKA                       Security ID:  161635107
Meeting Date: JUNE 6, 2009            Meeting Type: Annual
Record Date:  APRIL 6, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1   Elect Director Allen T. McInnes       For        Withhold         Management
2   Elect Director William J. Barrett     For        Withhold         Management
3   Elect Herbert M. Gardner              For        Withhold         Management
4   Elect Director Edward L. Flynn        For        For              Management
5   Ratify Auditors                       For        For              Management


CKX Inc

Ticker:    CKXE                       Security ID:  12562M106
Meeting Date:  DECEMBER 18, 2008      Meeting Type: Annual
Record Date:   NOVEMBER 7, 2008

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1   Elect Director Robert F.X. Sillerman  For        For              Management
2   Elect Director Simon Fuller           For        For              Management
3   Elect Director Mitchell J. Slater     For        For              Management
4   Elect Director Howard J. Tytel        For        For              Management
5   Elect Director Edwin M. Banks         For        For              Management
6   Elect Director Edward Bleier          For        For              Management
7   Elect Director Jerry L. Cohen         For        For              Management
8   Elect Director Carl D. Harnick        For        For              Management
9   Elect Director Jack Langer            For        For              Management
10. Elect Director John D. Miller         For        For              Management
11. Ratify Auditors                       For        For              Management


EL PASO CORP

Ticker:    EP                         Security ID:  28336L109
Meeting Date: MAY 6, 2009             Meeting Type: Annual
Record Date:  MARCH 11, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1   Elect Director Juan Carlos Braniff    For        For              Management
2   Elect Director James L. Dunlap        For        For              Management
3   Elect Director Douglas L. Foshee      For        For              Management
4   Elect Director Robert W. Goldman      For        For              Management
5   Elect Director Anthony W. Hall, Jr.   For        For              Management
6   Elect Director Thomas R. Hix          For        For              Management
7   Elect Director Ferrell P. McClean     For        For              Management
8   Elect Director Steven J. Shapiro      For        For              Management
9   Elect Director J. Michael Talbert     For        For              Management
10  Elect Director Robert F. Vagt         For        For              Management
11  Elect Director John L. Whitmire       For        For              Management
12  Amend Omnibus Stock Plan              For        For              Management
13  Amend Qualified Employee Stock
    Purchase Plan                         For        For              Management
14  Ratify Auditors                       For        For              Management

ENERNOC INC

Ticker:    ENOC                       Security ID:  292764107
Meeting Date: JUNE 3, 2009            Meeting Type: Annual
Record Date:  APRIL 13, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director Richard Dieter         For        For              Management
2   Elect Director TJ Glauthier           For        For              Management
3   Ratify Auditors                       For        For              Management


INTREPID POTASH INC

Ticker:    IPI                        Security ID:  46121Y102
Meeting Date: MAY 28, 2009            Meeting Type: Annual
Record Date:  APRIL 1, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1   Elect Director Terry Considine        For        Withhold         Management
2   Ratify Auditors                       For        For              Management


ITC DELTACOM, INC.

Ticker:    ITCD                       Security ID:  45031T872
Meeting Date: MAY 12, 2009            Meeting Type: Annual
Record Date:  MARCH 31, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1.  Elect Director John Almeida, Jr.      For        Withhold         Management
2.  Elect Director Philip M. Tseng        For        Withhold         Management
3.  Elect Director Randall E. Curran      For        Withhold         Management
4.  Elect Director John J. DeLucca        For        For              Management
5.  Elect Director Clyde A. Heintzelman   For        For              Management
6.  Elect Director Michael E. Leitner     For        Withhold         Management
7.  Elect Director Thomas E. McInerney    For        Withhold         Management
8.  Elect Director R. Gerald McCarley     For        For              Management
9.  Elect Director Sanjay Swani           For        Withhold         Management


PEPSIAMERICAS, INC.

Ticker:    PAS                        Security ID:  71343P200
Meeting Date: MAY 7, 2009             Meeting Type: Annual
Record Date:  MARCH 10, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1   Elect Director Herbert M. Baum        For        For              Management
2   Elect Director Richard G. Cline       For        For              Management
3   Elect Director Michael J. Corliss     For        For              Management
4   Elect Director Pierre S. du Pont      For        For              Management
5   Elect Director Archie R. Dykes        For        For              Management
6   Elect Director Jarobin Gilbert, Jr.   For        For              Management
7   Elect Director James R. Kackley       For        For              Management
8   Elect Director Matthew M. McKenna     For        For              Management
9   Elect Director Robert C. Pohlad       For        For              Management
10  Elect Director Deborah E. Powell      For        For              Management
11  Approve Omnibus Stock Plan            For        For              Management
12  Ratify Auditors                       For        For              Management

SUPREME INDUSTRIES, INC.

Ticker:    STS                        Security ID:  868607102
Meeting Date: MAY 5, 2009             Meeting Type: Annual
Record Date:  MARCH 6, 2009

#   Proposal                              Mgt Rec    Vote Cast        Sponsor
1   Elect Director Edward L. Flynn        For        For              Management
2   Elect Director Mark C. Neilson        For        For              Management
3   Ratify Auditors                       For        For              Management

                                   SIGNATURES
                           [See General Instruction F]


         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) MassMutual Corporate Investors
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By (Signature and Title)* /s/ Michael L. Klofas
                          ----------------------------
                          Michael L. Klofas, President

Date: August 31, 2009
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* Print the name and title of each signing officer under his or her signature.